S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Mar. 09, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 300,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	447,500
Price Paid or to be Paid for Securities, Total Amount	$ 4,475,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Breeze Sponsor II, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 5,000
Securities Issued or to be Issued, Shares | shares	5,050,676
Breeze Sponsor II, LLC [Member] | Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,391,892
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Underwriters [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	475,625
Price Paid or to be Paid for Securities, Total Amount	$ 4,756,250
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 4,475,000
Breeze Sponsor II, LLC, our officers, directors, or our or their affiliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10